Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail: Text Values) - Total gains/ losses [Member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial assets mandatory at fair value through other comprehensive income [Abstract]
therein loss recognized in other comprehensive income, net of tax	€ (6)
therein loss recognized in the income statement presented in net gains (losses), net of tax	(3)
Financial assets held at fair value:
therein effect of exchange rate changes	73	€ (327)
Financial liabilities held at fair value:
therein effect of exchange rate changes	€ (19)	75
Financial assets available for sale [Abstract]
gain recognized in other comprehensive income, net of tax		26
gain recognized in the income statement		€ 23